Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / bbl	Dec. 31, 2024 USD ($) $ / MMBTU	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / bbl	Dec. 31, 2023 USD ($) $ / MMBTU	Dec. 31, 2023 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Carrying amount of oil and gas properties	$ 100,238	$ 100,238	$ 100,238	$ 100,238	$ 104,719	$ 104,719	$ 104,719
Nominal Inflation Rate Used in Determining Price Assumptions							2.00%
Goodwill	$ 14,888	$ 14,888	$ 14,888	$ 14,888	$ 12,472	$ 12,472	$ 12,472
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	3.00%	3.00%	3.00%	3.00%	4.00%	4.00%	4.00%
Discount rate used in current estimate of value in use	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Nominal Inflation Rate Used in Determining Price Assumptions				2.50%
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Premium added to discount rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Discount rate used in current estimate of value in use	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Nominal Inflation Rate Used in Determining Price Assumptions				2.00%
Within one year
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70	4.00		71	4.06
1 to 2 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing					71	4.05
5 to 10 years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		70	4.00		71	4.05
Later than ten years and not later than twenty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		63	4.00		59	4.05
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing		50	4.00		46	4.05
gas & low carbon energy and oil production & operations [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 7,200	$ 7,200	$ 7,200	$ 7,200	$ 7,000	$ 7,000	$ 7,000
Low carbon energy assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use					6.50%	6.50%	6.50%
Low carbon energy assets | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	9.50%	9.50%	9.50%	9.50%
Low carbon energy assets | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	8.75%	8.75%	8.75%	8.75%
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 17,853	$ 17,853	$ 17,853	$ 17,853	$ 18,374	$ 18,374	$ 18,374
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	56,254	$ 56,254	$ 56,254	$ 56,254	$ 61,957	$ 61,957	$ 61,957
Percentage of headroom (less than or equal to)				20.00%
Eight Percentage Point Decrease | Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				30.00%
Eight Percentage Point Decrease | Oil and gas properties | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(20,000)
Eight Percentage Point Decrease | Oil and gas properties | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	(19,000)
Eight Percentage Point Increase | Oil and gas properties | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	2,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				3.00%
Eight Percentage Point Increase | Oil and gas properties | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	1,000
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows, As A Percent Of Net Book Value Of Property, Plant And Equipment				2.00%
One Percentage Point Increase
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	200
One Percentage Point Decrease
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis For Types Of Market Risk, Effect Of Change In Discount Rate Used To Estimate Impairment Charges	500
One USD per barrel decrease [Member] | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	2,000
One USD per barrel decrease [Member] | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity Analysis, Effect Of Change In Price Assumptions And/Or Production Volumes Used To Estimate Revenue Cash Flows	$ 1,000